Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 8.54%
Communications - 1.97%

Altice France Holding S.A., 6.875%, 07/15/2032(b)	$560,975	$548,075
Clear Channel Outdoor Holdings Inc., 7.500%, 06/01/2029(b)	1,138,000	1,127,819
CSC Holdings LLC, 3.375%, 02/15/2031(b)	270,000	161,160
DISH Network Corp., 11.750%, 11/15/2027(b)	1,750,000	1,811,348
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	1,291,800	1,189,452
Level 3 Financing Inc., 8.500%, 01/15/2036(b)	295,000	302,489
		5,140,343
Consumer Discretionary - 3.70%

1261229 B.C. Ltd., 10.000%, 04/15/2032(b)	1,557,000	1,599,606
Bath and Body Works Inc., 7.600%, 07/15/2037(b)	1,137,000	1,133,890
Caesars Entertainment Inc., 6.500%, 02/15/2032(b)	553,000	566,196
Community Health Systems, Inc., 6.875%, 04/15/2029(b)	168,000	154,687
Community Health Systems, Inc., 9.750%, 01/15/2034(b)	1,692,000	1,765,361
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	2,254,000	2,317,839
Six Flags Entertainment Corporation, 7.250%, 05/15/2031(b)	793,000	783,427
Staples Inc., 10.750%, 09/01/2029(b)	1,369,000	1,346,362
		9,667,368
Energy - 0.15%

Moss Creek Resources HLD, 8.250%, 09/01/2031(b)	392,000	381,390
		381,390
Financials - 1.39%

Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029(b)	1,290,831	1,204,583
Morgan Stanley Finance LLC, 9.000%, 08/31/2036	7,000	6,186
Morgan Stanley Finance LLC, 10.034%, 10/31/2036	2,000	1,444
Morgan Stanley Finance LLC, 10.000%, 12/30/2036	7,000	6,186
Morgan Stanley Finance LLC, 10.000%, 02/08/2037	36,000	29,648
Morgan Stanley Finance LLC, 8.028%, 06/30/2037	15,000	12,921
Morgan Stanley Finance LLC, 13.539%, 07/31/2037	51,000	41,007
Morgan Stanley Finance LLC, 8.000%, 09/29/2037	198,000	164,077
Morgan Stanley, 7.742% (Variable Rate), 01/29/2031(i)	55,000	49,822
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(i)	15,000	10,873
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(i)	19,000	14,612
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(i)	20,000	15,953
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036(i)	4,000	3,171
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036(i)	5,000	4,092
Morgan Stanley, 10.000% (Variable Rate), 07/29/2036(i)	22,000	18,119
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036(i)	9,000	7,973
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036(i)	3,000	2,696
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037(i)	56,000	49,025
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037(i)	49,000	42,883
Procap Financial Inc., 0.000%,12/05/2028(b)(e)(f)	1,800,000	1,746,000
UBS AG London, 5.188%, 08/28/2030	54,000	47,508
UBS AG London, 5.969%, 09/30/2030	4,000	3,270
UBS Group AG, 0.000% (Variable Rate), 07/31/2030(i)	8,000	6,854
UBS Group AG, 0.000% (Variable Rate), 10/30/2030(i)	22,000	19,174
UBS Group AG, 7.742% (Variable Rate), 01/29/2031(I)	82,000	69,485
UBS Group AG, 9.291% (Variable Rate), 04/29/2031(I)	54,000	48,022
		3,625,584

Quarterly Report | January 31, 2026	1

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Health Care - 0.13%

CHS/Community Health Systems Inc., 6.125%, 04/01/2030(b)	$400,000	$330,370
		330,370
Industrials - 0.48%

LABL, Inc., 8.625%, 10/01/2031(b)	2,735,000	1,258,955
		1,258,955
Real Estate - 0.72%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)(f)	16,395,000	228,794
China Evergrande Group, 9.500%, 04/11/2022(a)(e)(f)	6,148,000	87,720
China Evergrande Group, 11.500%, 01/22/2023(a)(e)(f)	4,600,000	64,471
China Evergrande Group, 10.000%, 04/11/2023(a)(e)(f)	7,568,000	106,415
China Evergrande Group, 7.500%, 06/28/2023(a)(e)(f)	11,802,000	166,209
China Evergrande Group, 12.000%, 01/22/2024(a)(e)(f)	19,888,000	282,531
China Evergrande Group, 9.500%, 03/29/2024(a)(e)(f)	4,420,000	63,264
China Evergrande Group, 10.500%, 04/11/2024(a)(e)(f)	4,572,000	65,028
China Evergrande Group, 8.750%, 06/28/2025(a)(e)(f)	57,621,000	814,802
		1,879,234

TOTAL CORPORATE BONDS		22,283,244
(Cost $22,225,615)

	Principal Amount	Fair Value
SENIOR LOANS - 9.81%
Communications - 0.34%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR1M + 3.750%, 04/30/2028	986,365	879,591
		879,591
Consumer Discretionary - 2.93%

AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029	1,752,716	1,744,715
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	5,064,591	4,050,610
Vortex Opco LLC, Term Loan, TSFR3M + 6.250%, 04/30/2030	1,734,000	1,860,582
		7,655,907
Consumer, Non-cyclical - 2.29%

Revlon Intermediate Holdings IV LLC, Term Loan, TSFR6M + 6.875%, 05/02/2028	6,049,890	5,983,099
		5,983,099
Health Care - 3.40%

1261229 B.C. Ltd., Term Loan, SOFR1M + 6.250%, 10/08/2030	880,243	860,437
Canopy Growth Corporation, Term Loan, SOFR1M + 6.25%, 01/31/2031	8,402,168	7,774,265
ModivCare Inc., Exit Term Loan, SOFR3M + 5.000%, 12/30/2030	248,774	238,823
		8,873,525
Industrials - 0.27%

Multi-Color Corp., Term Loan, TSFR1M + 5.000%, 10/29/2028	1,523,265	704,075
		704,075
Information Technology - 0.58%

X Corp., Term Loan, 9.500%, 10/29/2029	1,462,600	1,516,350
		1,516,350

TOTAL SENIOR LOANS		25,612,547
(Cost $27,257,337)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS - 1.76%
Communications - 0.41%

Trump Media & Technology Group Corp., 0.000%, 05/29/2028(b)(f)	$1,122,000	$1,078,094
		1,078,094
Financials - 1.35%

BSTR Holdings Inc., 1.000%, 07/15/2030(c)	1,182	1,096,541
MI7 Founders, LLC, 1.000%, 07/01/2030(c)	2,364,575	2,427,236
		3,523,777

TOTAL CONVERTIBLE CORPORATE BONDS		4,601,871
(Cost $4,508,851)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 1.36%
Federal National Mortgage Association (FNMA) - 1.36%

FNMA, Series 23-52, Class IO, 3.000%, 05/25/2051	5,942,908	1,154,887
FNMA, Series 5441, Class SA, 0.767%, 08/25/2054	15,342,031	429,331
FNMA, Series 5468, Class SB, 0.617%, 11/25/2054	6,879,489	201,699
FNMA, Series 5518, Class SC, 0.997%, 03/25/2055	6,441,782	212,583
FNMA, Series 25-44, Class SA, 0.817%, 06/25/2055	14,721,804	524,220
FNMA, Series 5557, Class SC, 0.867%, 07/25/2055	10,912,790	424,669
FNMA, Series 5575, Class SB, 0.967%, 09/25/2055	12,836,341	610,820

TOTAL MORTGAGE-BACKED SECURITIES		3,558,209
(Cost $4,281,653)

	Shares	Fair Value
COMMON STOCK - 11.89%
Communications - 2.43%

Altice France LUXCO 3(f)	3,331	47,900
Altice USA, Inc.(f)	140,736	215,326
Bumble, Inc.(f)	553,609	1,854,590
Meta Platforms, Inc.	450	322,425
Netflix, Inc.	1,178	98,351
Snap Inc.(f)	182,547	1,265,051
Telephone and Data Systems Inc.	8,367	377,603
Trump Media & Technology Group(f)	37,912	484,515
Uber Technologies Inc.(f)	5,025	402,251
Weibo Corp.	119,257	1,261,739
		6,329,751
Consumer Discretionary - 1.33%

Arbe Robotics, Ltd.(f)	55,882	68,735
Avax One Technology Ltd.(f)	227,719	184,635
Capri Holdings Ltd.(f)	11,752	265,243

Quarterly Report | January 31, 2026	3

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Chipotle Mexican Grill, Inc.(f)	10,948	$425,549
Dave & Buster's Entertainment(f)	29,305	550,055
Empery Digital Inc.(f)	41,830	205,385
Evolution AB(b)	16,104	1,046,059
Polestar Automotive Holding UK(f)	10,417	157,609
Six Flags Entertainment Corp.(f)	11,054	199,083
Vera Bradley Inc.(f)	25,028	60,067
Winnebago Industries, Inc.	6,504	298,599
		3,461,019
Financials - 4.56%

Allfunds Group Plc	176,372	1,708,046
Cannae Holdings, Inc.	86,591	1,247,776
Compass Diversified Holdings	44,436	291,945
Etoro Group Ltd.(f)	17,923	526,936
EXOR NV(f)	78,969	6,468,189
PagSeguro Digital Ltd.	140,185	1,577,081
Procap Financial Inc.(f)	22,967	57,647
Procap Financial. Inc. Founder Shares(c)(f)	19,641	21,016
VEF AB(f)	53,287	12,503
		11,911,139
Health Care - 0.66%

AirSculpt Technologies Inc.(f)	32,469	96,433
Community Health Systems Inc.(f)	61,571	197,643
Ethzilla Corp.(f)	48,145	206,542
Hyperliquid Strategies Inc.(f)	67,855	308,060
Kindly MD Inc.(f)	497,183	176,052
ModivCare Inc.	42,927	364,880
Sharps Technology Inc.(f)	180,245	373,107
		1,722,717
Industrials - 1.29%

Babcock & Wilcox Enterprises Inc.(f)	46,819	451,335
CEA Industries Inc.(f)	118,921	593,416
The GEO Group, Inc.(f)	19,339	309,037
Vertical Aerospace Ltd.(f)	379,461	1,787,261
Voyager Technologies Inc.(f)	7,299	222,838
		3,363,887
Information Technology - 0.30%

GDS Holdings Ltd.(f)	11,693	522,560
JFrog Ltd.(f)	1,793	98,256
Oracle Corp.	580	95,456
Sabre Corp(f)	59,539	77,401
		793,673
Materials - 0.07%

ASP Isotopes Inc.(f)	25,946	164,498
Critical Metals Corp.(f)	1,933	25,458
		189,956

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Real Estate - 0.54%

CBRE Group Inc.(f)	1,596	$271,847
Compass Inc.(f)	8,885	111,234
Star Holdings(f)	130,599	1,021,284
		1,404,365
Technology - 0.71%

CommScope Holding Company, Inc.(f)	23,708	426,745
Descartes Systems Group, Inc.(f)	1,163	86,855
IREN Ltd.(f)	5,507	295,947
TON Strategy Co(f)	81,105	211,685
Vertex, Inc.(f)	39,234	727,792
xTAO Inc.(f)	211,098	105,550
		1,854,574

TOTAL COMMON STOCK		31,031,081
(Cost $34,318,452)

	Shares	Fair Value
CLOSED END FUNDS - 4.88%
Alternative - 0.42%
Destra Multi-Alternative Fund	2,947	26,405
Regal Partners Global Investment Ltd.(f)	626,215	1,072,719
		1,099,124
Equity - 3.50%

abrdn Life Sciences Investors	67,780	1,149,549
Adams Natural Resources Fund, Inc.	24,652	603,727
BlackRock Enhanced Global Dividend Trust	910	10,829
BlackRock Science & Technology Trust II	51,039	1,142,253
Bluerock Private Real Estate Fund(f)	57,996	961,574
Direxion Daily Robotics Artificial Intelligence & Automation Index Bull 2X Shares	13,958	375,419
Diversified United Investment Ltd.	159,966	617,113
Future Generation Global Ltd.	11,921	12,701
Gabelli Dividend & Income Trust	50,832	1,443,629
Gabelli Healthcare & WellnessRx Trust	23,912	229,914
HBM Healthcare Investments AG(f)	141	43,775
Hearts and Minds Investments, Ltd.	733,506	1,603,839
John Hancock Hedged Equity & Income Fund	137	1,518
Pengana International Equities, Ltd.	1,064,780	949,068
		9,144,908
Fixed Income - 0.11%

BNY Mellon Municipal Bond Infrastructure Fund, Inc.	343	3,818
BNY Mellon Strategic Municipals, Inc.	21,897	141,893
Ellsworth Growth and Income Fund, Ltd.	5,295	65,870
MFS High Income Municipal Trust	12,825	48,478
PIMCO California Municipal Income Fund	2,248	20,206
		280,265

Quarterly Report | January 31, 2026	5

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Mixed Allocation - 0.07%

Virtus Dividend, Interest & Premium Strategy Fund	14,430	$194,516
		194,516
Private Equity - 0.78%

Syncona Ltd.(f)	1,507,674	2,027,946
		2,027,946

TOTAL CLOSED END FUNDS		12,746,759
(Cost $10,310,043)

	Shares	Fair Value
INVESTMENT TRUST - 0.49%
Equity - 0.49%

Herald Investment Trust PLC(f)	36,669	1,271,958
		1,271,958

TOTAL INVESTMENT TRUST		1,271,958
(Cost $1,136,654)

	Shares	Fair Value
PREFERRED STOCK - 0.72%
Health Care - 0.16%

Integrity Labs, Inc.(c)(f)	445,127	433,198
		433,198
Information Technology - 0.26%

Strategy Inc. Cumulative Preferred Series A(f)	6,650	668,443
		668,443
Technology - 0.30%

Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	579,633	774,911
		774,911

TOTAL PREFERRED STOCK		1,876,552
(Cost $1,568,243)

Fair Value
PARTICIPATION AGREEMENT - 0.33%

PK Funding 2023 LLC(c)	867,898

TOTAL PARTICIPATION AGREEMENT	867,898
(Cost $863,417)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

		Fair Value
PRIVATE FUNDS - 22.28%
Alternative Capital Investments Fund III LP, Standard Class Interests		$357,218
Alternative Capital Investments Fund III LP, Special Class Interests KLINGER(f)	642,057	697,086
Alternative Capital Investments Fund III LP, Special Class Interests MILBERG(f)	3,210,291	3,243,819
Alternative Capital Investments Fund III LP, Special Class Interests PANNOX(f)	1,070,084	1,070,084
Alternative Capital Investments Fund III LP, Special Class Interests PROVIDER(f)	2,140,190	4,920,725
Alternative Capital Investments Fund III LP, Special Class Interests VGASA(f)	1,562,339	1,562,340
New Holland Special Opportunities Aggregator, LP Class M Interests(f)(h)		1,506,488
New Holland Special Opportunities Aggregator LP, Class Y-6 Interests(f)(h)		283,403
New Holland Special Opportunities Aggregator LP, Class Y-7 Interests(f)(h)		6,320,095
Stone Ridge Opportunities Fund Feeder LP(f)		38,184,000

TOTAL PRIVATE FUNDS		58,145,258
(Cost $40,466,006)

	Shares	Fair Value
UNIT TRUST - 3.33%

Grayscale Ethereum Classic Trust(f)(g)	1,666,652	8,699,916

TOTAL UNIT TRUST		8,699,916
(Cost $17,458,089)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 6.23%

1RT Acquisition Corp.(f)	22,971	234,534
Activate Energy Sponsors LLC, Class A(c)(f)	86,111	258
Activate Energy Sponsors LLC, Class B(c)(f)	10,764	99,782
AI Infrastructure Acquisition Corp.(f)	6,249	62,490
Aldabra 4 LOV Sponsor Partnership, Class A(c)(f)	76,516	230
Aldabra 4 LOV Sponsor Partnership, Class B(c)(f)	63,764	95,646
Apex Treasury Corp.(f)	11,011	109,890
Art Technology Acquisition Corp.(f)	5,346	53,460
Art Technology Sponsor, LLC, Class A(c)(f)	79,848	798
Art Technology Sponsor, LLC, Class B(c)(f)	15,969	159,690
American Exceptionalism Acquisition Corp A(f)	6,655	77,198
Axiom Intelligence Holdings 1 LLC, Class A(c)(f)	109,718	218,339
Axiom Intelligence Holdings 1 LLC, Class B(c)(f)	13,715	30,310
Bain Capital GSS Investment Corp.(f)	27,071	275,041
Bengochea SPAC Sponsors II LLC, Class A(c)(f)(j)	132,416	-
Bengochea SPAC Sponsors II LLC, Class B(c)(f)	16,552	154,761
Berto Acquisition Corp.(f)	24,609	251,258
Bitcoin Infrastructure Acquisition Corp Ltd.(f)	3,999	40,070
Bleichroeder Acquisition Corp. II(f)	4,429	43,980
Blue Holdings, Class A(c)(f)	137,148	433,388
Blue Holdings, Class B(c)(f)	13,715	47,865
BTC Development Corp.(f)	15,676	158,328
Cal Redwood Acquisition Corp., Class A(c)(f)	134,662	409,372
Cal Redwood Acquisition Corp., Class B(c)(f)	16,833	57,232

Quarterly Report | January 31, 2026	7

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Cantor Equity Partners II Inc.(f)	18,569	$230,627
Cantor Equity Partners III Inc.(f)	31,544	322,695
Cantor Equity Partners Inc.(c)(f)	59,091	611,592
Cantor Equity Partners IV Inc.(f)	11,518	120,593
Cantor Equity Partners V Inc.(f)	13,869	142,157
Chenghe Investment III LLC, Class A Unit(c)(f)(i)	133,435	90,736
Chenghe Investment III LLC, Class B Unit(c)(f)	16,679	12,843
Churchill Capital Corp XI(f)	3,609	37,173
Cohen Circle Sponsor II, LLC, Class A(c)(f)	34,290	93,612
Cohen Circle Sponsor II, LLC, Class B(c)(f)	6,858	20,163
Crane Harbor Acquisition Corp. II(f)	8,117	81,170
Crane Harbor Sponsor II LLC, Class A(c)(f)	40,514	203
Crane Harbor Sponsor II LLC, Class B(c)(f)	8,103	81,030
Digital Asset Acquisition Corp.(f)	23,785	243,083
EGH Sponsor LLC, Class A(c)(f)	58,498	141,565
EGH Sponsor LLC, Class B(c)(f)	7,312	19,523
Ether Reserve LLC(c)(f)	59,091	601,545
Evolution Global Acquisition Corp.(f)	12,334	124,327
FG Imperii Acquisition Corp.(f)	9,132	91,229
FIGX Acquisition Partners LLC Class A(c)(f)	86,860	88,597
FIGX Acquisition Partners LLC Class B(c)(f)	10,858	12,595
FutureCrest Acquisition Corp.(f)	15,009	154,443
Gerresheimer AG(f)	51,401	1,542,706
GP-Act III Acquisition Corp., Class A(c)(f)	17,094	31,453
Graf Global Sponsor LLC, Class A(c)(f)(g)	15,421	29,763
Hall Chadwick Acquisition Corp.(f)	23,559	236,061
Hall Chadwock Acquisition Corp., Class A(c)(f)	86,111	344
Hall Chadwock Acquisition Corp., Class B(c)(f)	10,764	99,890
HCM III Acquisition Corp.(f)	26,998	275,380
HCM Investor Holdings III, LLC, Class A(c)(f)	103,450	192,417
HCM Investor Holdings III, LLC, Class B(c)(f)	137,934	64,829
Insight Digital Partners II(f)	10,820	107,551
KRAKacquisition Corp.(f)	6,428	65,148
Lafayette Digital Acquisition Corp. I, Class A(c)(f)	67,720	203
Lafayette Digital Acquisition Corp. I, Class B(c)(f)	13,544	135,440
Launchpad Cadenza Acquisition Corp. I, Class A(c)(f)	64,822	259
Launchpad Cadenza Acquisition Corp. I, Class B(c)(f)	54,019	81,028
Leapfrog Acquisition Corp.(f)	3,655	36,842
LeapFrog Partners LLC, Class A(c)(f)	95,057	475
LeapFrog Partners LLC, Class B(c)(f)	11,882	118,820
Legato Merger Corp. IV(f)	3,330	33,400
LightWave Founders LLC, Class A(c)(f)	160,720	141,434
LightWave Founders LLC, Class B(c)(f)	16,072	15,590
M Evo Global Acquisition Corp. II(f)	5,328	53,493
M3-Brigade Acquisition V Corp.(f)	1	11
M3 Brigade Sponsor VI LLC, Class A Unit(c)(f)(i)	85,721	116,581
M3 Brigade Sponsor VI LLC, Class B Unit(c)(f)	114,295	38,860
MI7 Founders, LLC, Class A(c)(f)	236,458	1,896,393
Muzero Acquisition Corp.(f)	2,664	26,640
New Providence Holdings III, LLC(c)(f)	15,759	35,458

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
NewHold Investment Corp III, Class A(c)(f)	67,027	$124,000
NewHold Investment Corp III, Class B(c)(f)	8,378	17,091
OneIM Acquisition Corp.(f)	55,564	561,196
OTG Acquisition Corp. I(f)	4,476	45,118
Oxley Bridge Holdings LLC, Class A(c)(f)	128,263	112,871
Oxley Bridge Holdings LLC, Class B(c)(f)	160,330	33,669
Oyster Enterprises II LLC, Class A(c)(f)	134,995	256,490
Oyster Enterprises II LLC, Class B(c)(f)	16,874	35,773
Perimeter Acquisition Corp. I(f)	63,968	663,988
Petit Monts LLC, Class A(c)(f)	62,120	108,089
Pioneer Acquisition 1 Sponsor Holdco LLC, Class A(c)(f)	137,148	126,176
Pioneer Acquisition 1 Sponsor Holdco LLC, Class B(c)(f)	171,435	36,001
ProCap Acquisition Corp.(f)	18,304	186,884
Range Capital Acquisition Corp. II(f)	20,090	200,699
Range Capital Acquisition Sponsor II, LLC, Class A Unit(c)(f)	71,311	81,295
Range Capital Acquisition Sponsor II, LLC, Class B Unit(c)(f)	8,914	11,499
Real Asset Acquisition Corp.(f)	25,855	268,892
Renatus Tactical Acquisition Corp. I(f)	5,464	58,465
Republic Digital Acquisition Company(f)	43,541	448,037
Rice Acquisition Corp. 3(f)	8,604	89,482
Soulpower Acquisition Sponsor LLC, Class A(c)(f)	120,459	208,394
Soulpower Acquisition Sponsor LLC, Class B(c)(f)	15,057	28,909
Space Asset Acquisition Corp.(f)	10,656	108,585
Spring Valley Acquisition Corp.(f)	5,698	61,424
Titan Acquisition Sponsor Holdco, LLC, Class A(c)(f)	72,306	98,336
Trailblazer Acquisition Corp.(f)	23,471	237,292
VO Sponsor II, LLC Class A(c)(f)	72,306	116,413
VO Sponsor II, LLC Class B(c)(f)	904	16,089
Wen Sponsor LLC, Class A(c)(f)	125,704	153,359
Wen Sponsor LLC, Class B(c)(f)	157,130	45,568

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		16,251,974
(Cost $16,446,148)

	Shares	Fair Value
DIGITAL ASSET TREASURY COMPANIES - 0.24%

Hyperliquid Strategies Inc.(f)(j)	(433)	-
SeeQC, Inc.(c)	127,757	638,785

TOTAL DIGITAL ASSET TREASURY COMPANIES		638,785
(Cost $638,785)

	Contracts	Fair Value
WARRANTS - 1.18%
1RT Acquisition Corp., Expires 06/20/2031, Strike Price $11.50(f)	5,929	3,854
Alussa Energy Acquisition Corp., Expires 04/10/2026, Strike Price $11.50(f)	1,345	688
Apex Treasury Corp., Expires 10/31/2032, Strike Price $11.50(f)	8,258	2,643
Armada Acquisition Corp. II, Expires 05/20/2030, Strike Price $11.50(f)	54,162	45,496

Quarterly Report | January 31, 2026	9

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Contracts	Fair Value
Bain Capital GSS Investment Corp., Expires 01/01/2028, Strike Price $11.50(f)	5,414	$4,602
Berto Acquisition Corp., Expires 05/01/2030, Strike Price $11.50(f)	31,254	11,251
Bleichroeder Acquisition Corp. II, Expires 01/28/2032, Strike Price $11.50(f)	1,476	863
BTC Development Corp., Expires 08/19/2030, Strike Price $11.50(f)	3,919	2,648
Canopy Growth Corp., Expires 01/08/2031, Strike Price $1.30(c)(f)(j)	969,481	-
CEA Industries, Inc., Expires 3 years after initial business combination, Stike Price $15.15(c)(f)	23,342	40,382
Cohen Circle Acquisition Corp., Expires 05/23/2030, Strike Price $11.50(f)	5,559	4,614
Critical Metals Corp., Expires 02/07/2029, Strike Price $7.00(c)(f)	38,669	160,090
D Boral ARC Acquisition I Corp., Expires 05/06/2030, Strike Price $11.50(f)	12,542	11,037
Digital Asset Acquisition Corp., Expires 04/01/2030, Strike Price $11.50(f)	29,467	12,965
Dynamix Corp., Expires 10/25/2029, Strike Price $11.50(f)	33,079	35,395
Dynamix Corp. III, Expires 11/19/2030, Strike Price $11.50(f)	4,817	1,590
EQV Ventures Acquisition Corp., Expires 07/01/2031, Strike Price $11.50(f)	22,723	11,089
Evolution Global Acquisition Corp., Expires 10/22/2030, Strike Price $11.50(f)	6,167	3,084
EYE Health, Inc. – Expires 4.5 years after issuance, Strike Price $2.88(f)(j)	5	-
Fact II Acquisition Corp., Expires 11/26/2031, Strike Price $11.50(f)	22,895	10,092
FutureCrest Acquisition Corp., Expires 11/05/2030, Strike Price $11.50(f)	3,752	3,283
GigCapital7 Corp., Expires 09/11/2029, Strike Price $11.50(f)	5	3
Gores Holdings X Inc., Expires 05/02/2030, Strike Price $11.50(f)	3,460	2,911
GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	23,593	6,191
GP-Act III Acquisition Corp., Class B Warrants, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	21,362	5,981
Graf Global Corp, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)(g)	19,276	6,747
HCM III Acquisition Corp., Expires 07/31/2030, Strike Price $11.50(f)	9,476	5,771
Insight Digital Partners II, Expires 12/31/2030, Strike Price $11.50(f)	5,414	1,734
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	18,390	2,299
Launch Two Acquisition Corp., Expires 10/09/2029, Strike Price $11.50(f)	1,652	477
Lightwave Acquisition Corp., Expires 06/24/2030, Strike Price $11.50(f)	10,620	3,292
Live Oak Acquisition Corp. V, Expires 02/20/2030, Strike Price $11.50(f)	11,677	20,435
Melar Acquisition Corp I, Expires 6/10/2029, Strike Price $11.50(f)	32,537	5,528
Mercer Park Opportunities Corp., Expires 08/29/2029, Strike Price $11.50(f)	10,963	3,673
MI7 Founders, LLC, Class A, Expires 5 years after closing, Strike Price $11.50(c)(f)	236,458	182,073
MI7 Founders, LLC, Class Z, Expires 5 years after closing, Strike Price $11.50(c)(f)	78,859	55,201
Nemo Enterprises Inc., Expires 2/10/2035, Strike Price $1,000.00(f)(j)	64	-
New Providence Acquisition Corp. III, Expires 04/24/2030, Strike Price $11.50(f)	6,181	3,152
New Providence Holdings III, LLC, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)	126,069	259,702
NewHold Investment Corp II-A., Expires 04/17/2030, Strike Price $11.50(f)	2,084	904
OTG Acquisition Corp. I, Expires 10/22/2030, Strike Price $11.50(f)	3,731	1,548
Perimeter Acquisition Corp. I, Expires 05/13/2030, Strike Price $11.50(f)	33,393	28,384
Plum Acquisition Corp IV, Expires 08/19/2029, Strike Price $11.50(f)	4,175	1,962
ProCap Acquisition Corp., Expires 05/13/2030, Strike Price $11.50(f)	20,612	7,911
Procap Financial Inc., Expires 05/16/2030, Strike Price $11.50(f)	1,918	825
Range Capital Acquisition Corp. II, Expires 09/16/2030, Strike Price $11.50(f)	13,509	4,526
Real Asset Acquisition Corp., Expires 04/24/2030, Strike Price $11.50(f)	87,360	44,038
Renatus Tactical Acquisition Corp. I, Expires 05/15/2030, Strike Price $11.50(f)	3,588	3,050
Republic Digital Acquisition Co, Expires 05/01/2030, Strike Price $11.50(f)	64,146	36,563
Rice Acquisition Corp. 3, Expires 09/29/2031, Strike Price $11.50(f)	22,567	22,027
Rithm Acquisition Corp., Expires 12/30/2075, Strike Price $0.10(f)	1,581	1,241
Roman DBDR Acquisition Corp II., Expires 10/31/2031, Strike Price $11.50(f)	19,566	14,794
Sharps Technology Inc., Pre Funded Warrant, Expires 03/20/2026, Strike Price $0.00(c)(f)	44,101	82,910
Sharps Technology Inc., Stapled Warrant, Expires 11/30/2028, Strike Price $9.75(c)(f)	174,658	36,678

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Contracts	Fair Value
SIM Acquisition Corp. I, Expires0 6/01/2031, Strike Price $11.50(f)	12,138	$3,520
Spring Valley Acquisition Corp., Expires 09/30/2030, Strike Price $11.50(f)	2,501	3,752
Terrestrial Energy Inc., Expires 10/10/2029, Strike Price $11.50(f)	12,004	49,697
Titan Acquisition Sponsor Holdco, LLC, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	90,383	27,115
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50(f)	30,000	32,415
Trailblazer Acquisition Corp., Expires 07/24/2030, Strike Price $11.50(f)	7,823	3,755
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	875,545
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	823,162
Wen Acquisition Corp., Expires 05/15/2031, Strike Price $11.50(f)	61,927	26,009
Willow Lane Acquisition Corp., Expires 10/31/2031, Strike Price $11.50(f)	5,726	20,500

TOTAL WARRANTS		3,083,667
(Cost $917,733)

	Contracts	Fair Value
RIGHTS - 0.02%
AI Infrastructure Acquisition Corp., Expires 12/01/2075(f)	6,249	1,688
Crane Harbor Acquisition Corp., Expires 05/19/2075(f)	2,529	2,175
Crane Harbor Acquisition Corp. II, Expires 05/19/2075(f)	8,117	1,952
Inflection Point Acquisition Corp. III, Expires 06/16/2075(f)	54,192	20,593
Hall Chadwick Acquisition Corp., Expires 01/27/2076(f)	23,559	6,125
Hennessy Capital Investment Corp. VII, Expires 12/30/2075(f)	7,305	2,045
K&F Growth Acquisition Corp. II, Expires 12/30/2075(f)	4,142	663
Mountain Lake Acquisition Corp., Expires 12/31/2075(f)	9,699	2,036

TOTAL RIGHTS		37,277
(Cost $36,551)

	Contracts	Fair Value
OPTIONS - 2.14%(k)
Put Option Contracts - 2.14%
iShares Bitcoin Trust ETF, Expires 01/15/2027, Strike Price $15.00(f)	104	4,264
iShares Bitcoin Trust ETF, Expires 06/18/2027, Strike Price $45.00(f)	65	24,700
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,590(f)	41	360,800
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,630(f)	32	315,936
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,650(f)	33	348,348
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,660(f)	8	92,560
Russell 2000 Index, Expires 04/17/2026, Strike Price $2,660(f)	51	515,763
S&P 500 Index, Expires 04/17/2026, Strike Price $6,755(f)	62	752,680
S&P 500 Index, Expires 04/17/2026, Strike Price $6,760(f)	22	270,050
S&P 500 Index, Expires 04/17/2026, Strike Price $6,825(f)	86	1,189,810
S&P 500 Index, Expires 04/17/2026, Strike Price $6,830(f)	117	1,492,920
S&P 500 Index, Expires 04/17/2026, Strike Price $6,980(f)	10	188,570

TOTAL OPTIONS		5,556,401
(Premiums paid $5,469,076)

Quarterly Report | January 31, 2026	11

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 7.13%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 3.200%(g)(h)	10,660,149	$10,660,149
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 3.630%	7,927,456	7,927,456

TOTAL MONEY MARKET FUNDS		18,587,605
(Cost $18,587,605)

Total Investments in Securities - 82.33%		214,851,002
(Cost $206,490,258)

Other Assets in Excess of Liabilities - 17.67%		46,115,770
NET ASSETS - 100.00%		$260,966,772

Amounts above are shown as a percentage of net assets as of January 31, 2026.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (4.50%)
Consumer Discretionary - (2.45%)
Biocon Biologics Global PLC, 6.670%, 10/09/2029(b)	(732,000)	(743,166)
Biocon Biologics Global PLC, 6.670%, 10/09/2029(e)	(2,598,000)	(2,637,629)
Star Parent Inc., 9.000%, 10/01/2030(b)	(2,867,000)	(3,041,984)
		(6,422,779)
Financials - (0.33%)

Global Auto HO/AAG FH UK, 8.750%, 01/15/2032(b)	(883,000)	(854,805)
		(854,805)
Industrials - (1.22%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	(355,000)	(313,781)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(2,890,000)	(2,860,759)
		(3,174,540)
Real Estate - (0.5%)

CPI Property Group SA, 1.750%, 01/14/2030(e)	(1,257,000)	(1,303,814)
		(1,303,814)

TOTAL CORPORATE BONDS		(11,755,938)
(Proceeds $11,259,428)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (37.01%)
Sovereign - (37.01%)

US TREASURY N/B, 3.500%, 01/31/2028(f)	(65,254,000)	(65,213,216)
US TREASURY N/B, 4.000%, 11/15/2035	(15,140,000)	(14,831,286)
US TREASURY N/B, 3.625%, 12/31/2030	(16,677,000)	(16,546,711)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(96,591,213)
(Proceeds $96,786,911)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCK - (8.40%)
Communications - (0.67%)

Alphabet Inc., Class A Common Shares(f)	(414)	$(139,932)
DoorDash, Inc.(f)	(58)	(11,868)
Cogent Communications Holdings Inc.	(477)	(11,591)
Formula One Group(f)	(1,697)	(147,673)
Meta Platforms, Inc.	(472)	(338,188)
Netflix, Inc.(f)	(415)	(34,648)
Reddit Inc.(f)	(152)	(27,401)
ROBLOX Corp.(f)	(196)	(12,889)
Spotify Technology SA.(f)	(144)	(72,050)
Take-Two Interactive Software Inc.(f)	(132)	(29,080)
The Trade Desk, Inc.(f)	(82)	(2,487)
Universal Music Group NV(f)	(26,348)	(645,872)
Verizon Communications Inc.	(130)	(5,788)
Zillow Group, Inc.(f)	(4,151)	(261,638)
		(1,741,105)
Consumer Discretionary - (1.68%)

Amazon.com, Inc.(f)	(881)	(210,823)
Coupang Inc.(f)	(1,110)	(22,378)
Ferrari NV(f)	(9,081)	(3,022,587)
MercadoLibre, Inc.(f)	(12)	(25,773)
Stellantis NV(f)	(69,191)	(679,583)
Stellantis NV(f)	(42,121)	(415,734)
The Home Depot, Inc.	(5)	(1,873)
		(4,378,751)
Consumer Staples - (0.16%)

Oddity Tech Ltd.(f)	(5,265)	(172,903)
Philip Morris International Inc.	(75)	(13,458)
The Clorox Company	(1,973)	(222,535)
		(408,896)
Energy - (0.06%)

EOG Resources Inc.	(12)	(1,346)
Exxon Mobil Corp.(f)	(14)	(1,980)
NexGen Energy Ltd.(f)	(10,763)	(135,291)
Williams Cos., Inc.	(120)	(8,071)
		(146,688)
Financials - (0.57%)

Affirm Holdings Inc.(f)	(327)	(19,718)
American Express Co.	(90)	(31,695)
Bank of America Corp.	(70)	(3,724)
Block Inc.(f)	(1,866)	(112,762)
Brookfield Corp.	(3,036)	(138,290)
CME Group Inc.	(86)	(24,859)
Corpay Inc.(f)	(205)	(64,499)
Intercontinental Exchange, Inc.	(1,572)	(273,182)
MasterCard Inc.	(465)	(250,537)
Morgan Stanley	(44)	(8,043)

Quarterly Report | January 31, 2026	13

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
MSCI Inc.	(523)	$(318,622)
Nu Holdings Ltd.(f)	(1,024)	(18,176)
Robinhood Markets Inc.(f)	(666)	(66,254)
Tradeweb Markets Inc.(f)	(387)	(39,888)
Visa Inc.	(13)	(4,184)
Webster Financial Corp.	(1,914)	(125,884)
		(1,500,317)
Health Care - (1.15%)

Avidity Biosciences Inc.(f)	(1,350)	(97,970)
Agios Pharmaceuticals Inc.(f)	(1,868)	(51,258)
Alnylam Pharmaceuticals, Inc.(f)	(260)	(87,896)
Axsome Therapeutics Inc.(f)	(194)	(35,744)
Beam Therapeutics Inc.(f)	(1,202)	(33,199)
BioMarin Pharmaceutical Inc.(f)	(501)	(28,327)
Boston Scientific Corp.(f)	(52)	(4,864)
Celldex Therapeutics Inc.(f)	(1,116)	(27,454)
Cytokinetics Inc.(f)	(546)	(34,502)
Denali Therapeutics Inc.(f)	(876)	(19,044)
Edgewise Therapeutics Inc.(f)	(2,069)	(58,242)
Eli Lilly and Company	(1)	(1,037)
Guardant Health Inc.(f)	(69)	(7,869)
Harmony Biosciences Holdings Inc.(f)	(1,516)	(55,364)
Hyperliquid Strategies Inc.(f)	(87)	(393)
Incyte Corp.(f)	(652)	(65,246)
Insmed Inc.(f)	(394)	(61,807)
Insulet Corp.(f)	(65)	(16,628)
Ionis Pharmaceuticals Inc.(f)	(3,199)	(264,461)
Koninklijke Philips NV(f)	(32,118)	(918,658)
Medpace Holdings Inc.(f)	(419)	(244,059)
Mineralys Therapeutics Inc.(f)	(992)	(30,643)
Natera Inc.(f)	(112)	(25,888)
Novo Nordisk A/S(f)	(1,390)	(8,340)
Neurocrine Biosciences Inc.(f)	(1,056)	(143,679)
Repligen Corp.(f)	(451)	(67,366)
Revolution Medicines Inc.(f)	(2,764)	(267,970)
Sanofi of France(f)(j)	(5,225)	-
Scholar Rock Holding Corp.(f)	(1,360)	(60,302)
Sharps Technology Inc.(f)	(16,422)	(33,994)
Stryker Corp.	(37)	(13,674)
Travere Therapeutics Inc.(f)	(958)	(29,784)
Tempus AI Inc.(f)	(155)	(9,272)
Tenet Healthcare Corp.(f)	(76)	(14,385)
The Ensign Group, Inc.	(13)	(2,232)
uniQure NV(f)	(1,519)	(34,512)
Vertex Pharmaceuticals Inc.(f)	(282)	(132,512)
		(2,988,575)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Industrials - (1.60%)

AAON Inc.(f)	(743)	$(67,658)
Advanced Drainage Systems Inc.	(531)	(80,733)
Alight, Inc.	(123,945)	(189,636)
Brambles Ltd.(f)	(2,147)	(33,489)
Clarivate PLC(f)	(16,728)	(44,329)
Clean Harbors Inc.(f)	(249)	(64,718)
CNH Industrial NV(f)	(66,207)	(712,387)
Eaton Corporation plc	(13)	(4,568)
Equifax Inc.	(1,130)	(227,582)
Exponent Inc.	(2,691)	(193,402)
First Advantage Corp.(f)	(395)	(5,332)
GE Vernova Inc.	(73)	(53,025)
Generac Holdings, Inc.(f)	(239)	(40,162)
Graco Inc.	(3,732)	(325,916)
Hubbell Inc.	(108)	(52,698)
IDEX Corp.	(1,126)	(223,567)
Infomart Corp.	(17,167)	(50,139)
Iveco Group NV(f)	(11,729)	(262,350)
Leonardo DRS Inc.	(502)	(20,612)
MonotaRO Co Ltd.	(8,162)	(110,305)
nVent Electric plc	(716)	(80,378)
Paycom Software Inc.	(1,037)	(139,736)
Pentair plc	(448)	(47,206)
Rollins Inc.	(5,063)	(320,690)
Trex Co Inc.(f)	(811)	(33,592)
Union Pacific Corp.	(62)	(14,576)
Valmont Industries Inc.	(73)	(32,526)
Veralto Corp.	(502)	(49,688)
Verisk Analytics Inc.	(1,348)	(293,136)
Vertiv Holdings Co	(334)	(62,184)
Vicor Corp.(f)	(332)	(52,346)
Waste Connections Inc.	(672)	(112,424)
Watsco Inc.	(68)	(26,279)
Watts Water Technologies Inc.	(178)	(53,277)
Xylem Inc.	(616)	(84,928)
		(4,165,574)
Information Technology - (1.22%)

Accenture plc(f)	(66)	(17,400)
Amphenol Corp.	(844)	(121,604)
AppLovin Corp.(f)	(18)	(8,516)
Arlo Technologies Inc.(f)	(1,894)	(24,035)
Astera Labs Inc.(f)	(280)	(42,174)
Aurora Innovation Inc.(f)	(3,708)	(15,574)
AvePoint Inc.(f)	(1,098)	(12,770)
Bentley Systems Inc.	(1,221)	(42,882)
Broadcom Inc.(f)	(415)	(137,490)
Celestica Inc.(f)	(1,070)	(300,661)
CEVA Inc.(f)	(502)	(10,587)
Ciena Corp.(f)	(389)	(97,954)

Quarterly Report | January 31, 2026	15

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Coherent Corp.(f)	(259)	$(54,955)
Corning Inc.	(712)	(73,514)
Credo Technology Group Holding Ltd.(f)	(535)	(67,025)
CyberArk Software Ltd.(f)	(98)	(42,221)
Dell Technologies Inc.	(42)	(4,806)
Dynatrace Inc.(f)	(378)	(14,398)
Elastic NV(f)	(206)	(13,582)
Globant SA(f)	(319)	(21,335)
GMO internet group Inc.(f)	(2,131)	(53,027)
Harmonic Inc.(f)	(1,230)	(11,956)
JFrog Ltd.(f)	(777)	(42,580)
Kulicke & Soffa Industries Inc.	(351)	(20,123)
Littelfuse Inc.	(308)	(99,718)
Marvell Technology Inc.(f)	(627)	(49,483)
Micron Technology Inc.(f)	(533)	(221,131)
monday.com Ltd.(f)	(159)	(18,245)
Money Forward Inc.(f)	(2,141)	(53,995)
Oracle Corp.	(330)	(54,311)
PTC Inc.(f)	(422)	(65,887)
Pure Storage Inc.(f)	(283)	(19,680)
Radware Ltd.(f)	(1,229)	(29,680)
Qualys Inc.(f)	(1,964)	(259,052)
Red Violet Inc.(f)	(311)	(14,144)
Sabre Corp.(f)	(71,707)	(93,219)
Samsara Inc.(f)	(711)	(19,944)
Seagate Technology Holdings PLC(f)	(322)	(131,276)
SiTime Corp.(f)	(97)	(35,222)
Super Micro Computer Inc.(f)	(1,108)	(32,254)
Synopsys Inc.(f)	(253)	(117,674)
Trimble Inc.(f)	(1,200)	(81,120)
VeriSign Inc.	(2,004)	(489,437)
WingArc1st Inc.	(1,896)	(39,939)
		(3,176,580)
Materials - (0.21%)

Ashland Inc.	(1,053)	(64,401)
Critical Metals Corp.(f)	(29,701)	(391,162)
Graphic Packaging Holding Company	(418)	(6,124)
International Flavors & Fragrances Inc.	(569)	(39,722)
Teck Resources Ltd.	(895)	(48,115)
		(549,524)
Real Estate - (0.02%)

CoStar Group Inc.(f)	(81)	(4,982)
Iron Mountain Inc.(f)	(400)	(36,852)
Prologis Inc.	(34)	(4,439)
		(46,273)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Technology - (0.95%)

Arista Networks, Inc.(f)	(608)	$(86,178)
Advanced Micro Devices, Inc.(f)	(628)	(148,666)
Cloudflare, Inc.(f)	(560)	(99,316)
Crowdstrike Holdings Inc.(f)	(108)	(47,672)
Descartes Systems Group, Inc.(f)	(378)	(28,230)
Doximity Inc.(f)	(2,562)	(95,998)
Fabrinet.(f)	(456)	(223,185)
KLA CORP.	(102)	(145,650)
Lam Research Corp.(f)	(291)	(67,937)
Lumentum Holdings Inc.(f)	(421)	(164,965)
Microsoft Corp.(f)	(544)	(234,078)
MongoDB Inc.(f)	(92)	(34,162)
Monolithic Power Systems Inc.	(128)	(143,891)
NVIDIA Corp.	(3,981)	(760,889)
Pegasystems Inc.	(1,022)	(44,651)
Salesforce Inc.	(83)	(17,620)
Shopify Inc.(f)	(387)	(50,750)
Snowflake Inc.(f)	(505)	(97,314)
SPS Commerce Inc.(f)	(66)	(5,891)
Varonis Systems Inc.(f)	(652)	(19,456)
		(2,516,499)
Utilities - (0.11%)

AES Corp.	(1,388)	(20,334)
Alliant Energy Corp.	(365)	(24,057)
Boralex Inc.	(2,617)	(48,529)
DTE Energy Co.	(178)	(23,919)
Northland Power Inc.	(3,345)	(46,109)
Ormat Technologies Inc.	(978)	(122,190)
Vistra Corp.	(87)	(13,775)
Xcel Energy, Inc.	(97)	(7,378)
		(306,291)

TOTAL COMMON STOCK		(21,925,073)
(Proceeds $22,848,280)

	Shares	Fair Value
CLOSED END FUNDS - (0.00%)(d)
Fixed Income - (0.00%)(d)

Nuveen Municipal High Income Opportunity Fund	(769)	(8,012)
		(8,012)

TOTAL CLOSED END FUNDS		(8,012)
(Proceeds $8,047)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (13.15%)
Alternative - (2.74%)
Grayscale Bitcoin Trust BTC(f)(g)	(109,421)	(7,152,851)
		(7,152,851)

Quarterly Report | January 31, 2026	17

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
Equity - (8.66%)
Invesco S&P 500 Equal Weight ETF	(4,136)	$(819,259)
iShares Biotechnology ETF	(17,959)	(3,096,670)
iShares Global Infrastructure ETF(f)	(7,524)	(484,621)
iShares MSCI ACWI ETF	(10,261)	(1,492,976)
iShares Russell 1000 Value ETF	(96)	(21,107)
iShares Russell 2000 ETF	(152)	(39,467)
State Street SPDR S&P Biotech ETF(f)	(2,000)	(249,500)
State Street Energy Select Sector SPDR ETF	(8,974)	(458,123)
State Street Health Care Select Sector SPDR ETF	(159)	(24,604)
State Street Materials Select Sector SPDR ETF	(1,714)	(84,449)
State Street Utilities Select Sector SPDR ETF	(3,387)	(146,488)
Vanguard FTSE Developed Markets ETF	(78,399)	(5,190,014)
Vanguard FTSE Emerging Markets ETF	(95,064)	(5,368,265)
Vanguard Total Stock Market ETF	(15,018)	(5,114,680)
		(22,590,223)
Real Estate - (1.75%)

Vanguard Real Estate ETF	(50,256)	(4,563,245)
		(4,563,245)

TOTAL EXCHANGE TRADED FUNDS		(34,306,319)
(Proceeds $32,831,229)

	Shares	Fair Value
PREFERRED STOCK - (0.04%)
Information Technology - (0.04%)

Strategy Inc. Non-Cumulative Preferred Series A(f)	(1,069)	(77,866)

TOTAL PREFERRED STOCK		(77,866)
(Proceeds $82,416)

Total Securities Sold Short - (63.10%)		(164,664,421)
(Proceeds $163,816,311)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

(a)	Security is in default as of year-end and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $17,213,207, which represented approximately 6.60% of net assets as of January 31, 2026. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, the aggregate market value of those securities was -$316,209, which represents approximately -0.12% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by SABA SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by SABA SPV II, a wholly-owned subsidiary of the Fund.
(i)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02).
(j)	At January 31, 2026, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(k)	At January 31, 2026, all options held by the Fund are exchange traded listed options.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of January 31, 2026 was 1.926%

OBFR - United States Overnight Bank Funding Rate as of January 31, 2026 was 3.630%

TSFR1M - CME Term SOFR 1 Month as of January 31, 2026 was 3.669%

TSFR3M - CME Term SOFR 3 Month as of January 31, 2026 was 3.660%

TSFR6M - CME Term SOFR 6 Month as of January 31, 2026 was 3.616%

SONIA - Sterling Overnight Index Average as of January 31, 2026 was 3.725%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCO - Morgan Stanley & Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Eurozone Currency

GBP - Great British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

Quarterly Report | January 31, 2026	19

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)	$224,992	$243,643
BeeHero Ltd.(a)	178,159	207,377
G-ILS Transportation Ltd.(a)	2,000,000	1,401,500
Nemo Enterprises, Inc.(a)	64,450	64,450
Quantalx Neuroscience Ltd. 2(a)	327,670	327,173
Real View Imaging Ltd. 2(a)	131,070	130,863
	$2,926,341	$2,375,006

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	04/02/2026	AUD	$2,227,935	USD	$2,147,528	$80,407
JPM	02/09/2026	CAD	293,836	USD	290,445	3,391
JPM	03/20/2026	GBP	23,132,052	USD	22,672,749	459,303
						$543,101

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	03/20/2026	GBP	$957,789	USD	$964,951	$(7,162)
JPM	04/02/2026	USD	6,425,174	AUD	6,676,844	(251,670)
JPM	04/02/2026	USD	510,657	CHF	520,807	(10,150)
JPM	03/20/2026	USD	14,032,237	EUR	14,100,327	(68,090)
JPM	03/20/2026	USD	4,032,791	GBP	4,104,809	(72,018)
JPM	04/02/2026	USD	1,555,551	JPY	1,571,364	(15,813)
JPM	04/02/2026	USD	2,833,001	SEK	2,927,850	(94,849)
						$(519,752)
						$23,349

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
AUDUSD Crncy Fut Mar26	92	03/16/2026	$6,114,228	$300,012
BP CURRENCY FUT Mar26	23	03/16/2026	1,914,542	54,401
CHF CURRENCY FUT Mar26	7	03/16/2026	1,101,320	37,492
				$391,905

Short Position Contracts
EURO/GBP FUTURE Mar26	(6)	03/16/2026	$881,310	$9,778
FTSE 100 IDX FUT Mar26	(1)	03/20/2026	130,842	(5,470)
FTSE 250 Index FU Mar26	(100)	03/20/2026	5,926,731	(303,471)
LONG GILT FUTURE Mar26	(7)	03/27/2026	831,851	(1,748)
				$(300,911)
				$90,994

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Depreciation
MSCO	FNCL 5.5 3/26 TBA MSFTA	03/10/2026	$117,161,000	$(13,730)
				$(13,730)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation
Buy	Caesars Entertainment Inc.	(5.00)%	USD	12/20/2029	$493,000	$(50,497)	$72,190	$21,693
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	242,000	(85,333)	90,145	4,812
Sell	Oracle Corp.	1.00%	USD	12/20/2030	1,487,000	(33,623)	27,507	(6,116)
Sell	Oracle Corp.	1.00%	USD	12/20/2028	2,966,000	(8,800)	14,602	5,802
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	2,578,000	(78,224)	237,101	158,877
						$(256,477)	$441,545	$185,068

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount (b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 43	(5.00)%	USD	06/20/2028	$105,001,355	$(8,882,321)	$7,346,948	$(1,535,373)
Sell	Markit CDX High Yield Index, Series 44	5.00%	USD	06/20/2028	174,352,860	16,008,808	(13,059,442)	2,949,366
Sell	Markit CDX High Yield Index, Series 45	5.00%	USD	06/20/2028	9,672,300	865,743	(670,774)	194,969
						$7,992,230	$(6,383,268)	$1,608,962

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount (b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	Cigna Holding Co.	1.00%	USD	12/20/2030	$1,865,000	$41,503	$(35,736)	$5,767
Buy	MSCS2	Cigna Holding Co.	(1.00)%	USD	12/20/2030	1,511,000	33,625	(28,432)	5,193
Buy	MSCS	Google	(1.00)%	USD	12/20/2030	344,000	10,385	(9,969)	416
Buy	GSI	Google, LLC	(1.00)%	USD	12/20/2030	18,746,000	565,933	(545,504)	20,429
Buy	GSI	Meta Platforms, Inc.	(1.00)%	USD	12/20/2030	212,000	4,351	(4,919)	(568)
Buy	MSCS2	Meta Platforms, Inc.	(1.00)%	USD	12/20/2030	6,540,000	134,210	(119,998)	14,212
Buy	GSI	NVIDIA Corp.	(1.00)%	USD	12/20/2030	1,639,000	46,503	(43,999)	2,504
Buy	GSI	Oracle Corp.	(1.00)%	USD	12/20/2030	10,073,000	(227,767)	55,118	(172,649)
Buy	JPM	Oracle Corp.	(1.00)%	USD	12/20/2030	7,553,000	(170,785)	(38,081)	(208,866)
							$437,958	$(771,520)	$(333,562)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

Quarterly Report | January 31, 2026	21

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	abrdn Diversified Income and Growth Trust PLC	GBP	953,690	10/15/2026	SONIA	35 bps	$957,146	$3,456
JPM	abrdn Asia Focus PLC	GBP	38,277	10/15/2026	SONIA	35 bps	35,966	(2,311)
JPM	abrdn Diversified Income and Growth Trust PLC	GBP	600,050	10/15/2026	SONIA	35 bps	602,380	2,330
JPM	abrdn New India Investment Trust PLC	EUR	2,354,913	10/15/2026	SONIA	35 bps	2,346,318	(8,595)
JPM	abrdn UK Smaller Cos Growth Trust PLC	GBP	448,706	10/15/2026	SONIA	35 bps	511,716	63,010
JPM	Aquila European Renewables PLC	EUR	6,475	02/15/2027	ESTRON	40 bps	4,764	(1,711)
JPM	Baillie Gifford Japan Trust PLC	GBP	341,186	10/15/2026	SONIA	35 bps	334,889	(6,297)
JPM	Baillie Gifford UK Growth Trust PLC	GBP	56,644	10/15/2026	SONIA	35 bps	56,372	(272)
JPM	BB Biotech AG	CHF	1,840,624	10/15/2026	SARON	35 bps	1,773,657	(66,967)
JPM	BlackRock Smaller Companies Trust PLC	GBP	2,816,657	10/15/2026	SONIA	35 bps	2,905,604	88,947
JPM	BlackRock Throgmorton Trust PLC	GBP	1,271,080	10/15/2026	SONIA	35 bps	1,317,191	46,111
JPM	Brown Advisory US Smaller Companies PLC	GBP	952,065	10/15/2026	SONIA	35 bps	930,120	(21,945)
JPM	Cannae Holdings, Inc.	USD	1,789,700	10/15/2026	OBFR	35 bps	1,585,100	(204,600)
JPM	Ecofin Global Utilities/Infrastructure Trust	GBP	798,458	10/15/2026	SONIA	35 bps	815,519	17,061
JPM	Edenred SE	EUR	3,003,207	10/15/2026	ESTRON	35 bps	2,998,117	(5,090)
JPM	GCP Infrastructure Investments, Ltd.	GBP	10,182	02/15/2027	SONIA	35 bps	10,458	276
JPM	Global Opportunities Trust PLC	GBP	1,741	10/15/2026	SONIA	35 bps	1,721	(20)
JPM	Grainger PLC	GBP	113,774	02/15/2027	SONIA	35 bps	114,246	472
JPM	Gresham House Energy Storage Fund PLC	GBP	79,393	10/15/2026	SONIA	35 bps	76,257	(3,136)
JPM	HarbourVest Global Private Equity, Ltd.	GBP	332,398	10/15/2026	SONIA	35 bps	331,341	(1,057)
JPM	HBM Healthcare Investments AG	CHF	1,090,478	10/15/2026	SARON	35 bps	1,123,239	$32,761
JPM	Hearts and Minds Investments, Ltd.	AUD	2,214,392	12/15/2026	RBACOR	45 bps	2,186,538	(27,854)
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	1,880,617	10/15/2026	SONIA	35 bps	1,965,139	84,522
JPM	Herald Investment Trust PLC	GBP	2,326,397	10/15/2026	SONIA	35 bps	2,281,399	(44,998)
JPM	Impax Environmental Markets PLC	GBP	3,134,633	10/15/2026	SONIA	35 bps	3,189,081	54,448
JPM	Invesco Perpetual UK Smaller Companies Investment Trust PLC	USD	305,807	10/15/2026	SONIA	35 bps	313,940	8,133
JPM	IP Group PLC	GBP	1,235,881	10/15/2026	SONIA	35 bps	1,274,637	38,756
JPM	Life Science Reit PLC	GBP	71,962	10/15/2026	SONIA	35 bps	81,254	9,292
JPM	Malibu Life Holdings, Ltd.	USD	180,837	10/15/2026	OBFR	40 bps	175,342	(5,495)
JPM	Mercantile Investment Trust PLC	GBP	2,798,486	10/15/2026	SONIA	35 bps	2,857,233	58,747
JPM	Molten Ventures PLC	GBP	1,256,393	10/15/2026	SONIA	35 bps	1,238,007	(18,386)
JPM	Pantheon International PLC	GBP	220,934	10/15/2026	SONIA	35 bps	216,906	(4,028)
JPM	Partners Group Private Equity, Ltd.	EUR	410,603	10/15/2026	ESTRON	40 bps	400,779	(9,824)
JPM	Pengana International Equities, Ltd.	AUD	551,509	11/16/2026	RBACOR	45 bps	534,797	(16,712)
JPM	Polar Capital Technology Trust PLC	GBP	4,668,678	10/15/2026	SONIA	35 bps	4,784,192	115,514
JPM	PRS REIT PLC	GBP	84,461	10/15/2026	SONIA	35 bps	84,163	(298)
JPM	RIT Capital Partners PLC	GBP	1,956,052	10/15/2026	SONIA	35 bps	1,934,024	(22,028)
JPM	Invesco Perpetual UK Smaller Companies Investment Trust PLC	GBP	522,031	10/15/2026	SONIA	35 bps	582,624	60,593
JPM	RM Infrastructure Income PLC	GBP	215,493	10/15/2026	SONIA	35 bps	212,072	(3,421)
JPM	Schroder AsiaPacific Fund PLC	GBP	3,589	10/15/2026	SONIA	35 bps	3,609	20
JPM	Schroder UK Mid Cap Fund PLC	GBP	1,559,808	10/15/2026	SONIA	35 bps	1,594,279	34,471
JPM	Scottish American Investment Co. PLC	GBP	119,816	10/15/2026	SONIA	35 bps	119,125	(691)
JPM	Scottish Oriental Smaller Companies Trust PLC	GBP	31,010	10/15/2026	SONIA	35 bps	30,785	(225)
JPM	SDCL Efficiency Income Trust PLC	GBP	2,606,345	10/15/2026	SONIA	35 bps	2,525,371	(80,974)
JPM	Smithson Investment Trust PLC	GBP	8,666,290	10/15/2026	SONIA	35 bps	8,290,935	(375,355)
JPM	Syncona, Ltd.	GBP	1,126,079	10/15/2026	SONIA	35 bps	1,110,266	(15,813)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	The Gore Street Energy Storage Fund PLC	GBP	325,063	10/15/2026	SONIA	35 bps	$329,316	$4,253
JPM	The Renewables Infrastructure Group, Ltd.	GBP	202,754	02/15/2027	SONIA	35 bps	202,163	(591)
JPM	Utilico Emerging Markets Trust PLC	GBP	454,810	10/15/2026	SONIA	35 bps	471,170	16,360
JPM	VEF AB	SEK	31,936	10/15/2026	STIBOR	35 bps	31,045	(891)
JPM	Vietnam Enterprise Investments, Ltd.	GBP	26,665	10/15/2026	SONIA	35 bps	25,376	(1,289)
JPM	VinaCapital Vietnam Opportunity Fund, Ltd.	GBP	467,624	10/15/2026	SONIA	35 bps	451,363	(16,261)
JPM	Vivendi SE	EUR	1,032,382	01/15/2027	ESTRON	35 bps	1,014,285	(18,097)
JPM	VPC Specialty Lending Investments PLC	GBP	163,186	10/15/2026	SONIA	35 bps	158,751	$(4,435)
JPM	Weibo Corp.	USD	1,998,000	10/15/2026	OBFR	35 bps	1,904,400	(93,600)
JPM	Workspace Group PLC	GBP	1,501,496	10/15/2026	SONIA	35 bps	1,562,972	61,476
Total Long Position Contracts							$62,969,459	$(282,258)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	3i Group PLC	GBP	(71,000)	10/15/2026	SONIA	(30) bps	(77,675)	(6,675)
JPM	4imprint Group PLC	GBP	(112,720)	10/15/2026	SONIA	(30) bps	(108,084)	4,636
JPM	Aalberts NV	EUR	(49,287)	10/15/2026	ESTRON	(30) bps	(56,214)	(6,927)
JPM	AddTech AB	SEK	(136,553)	10/15/2026	STIBOR	(35) bps	(124,873)	11,680
JPM	Advanced Medical Solutions Group PLC	GBP	(30,313)	02/15/2027	SONIA	(30) bps	(29,426)	887
JPM	Air Liquide SA	EUR	(104,105)	12/15/2026	ESTRON	(30) bps	(104,091)	14
JPM	AJ Bell PLC	GBP	(40,018)	10/15/2026	SONIA	(30) bps	(41,156)	(1,138)
JPM	Alfa Financial Software Holdings PLC	GBP	(78,061)	10/15/2026	SONIA	(30) bps	(78,979)	(918)
JPM	Ambu A/S	DKK	(257,212)	10/15/2026	CIBOR	(35) bps	(240,536)	16,676
JPM	Argenx SE	EUR	(302,386)	10/15/2026	ESTRON	(30) bps	(305,336)	(2,950)
JPM	Ashtead Group PLC	GBP	(32,563)	02/15/2027	SONIA	(30) bps	(28,347)	4,216
JPM	Ashtead Technology Holdings plc	GBP	(22,685)	10/15/2026	SONIA	(315) bps	(28,208)	(5,523)
JPM	Atlas Copco AB	SEK	(6,598)	10/15/2026	STIBOR	(35) bps	(6,684)	(86)
JPM	Auction Technology Group PLC	GBP	(18,131)	10/15/2026	SONIA	(30) bps	(17,674)	457
JPM	Avon Technologies PLC	GBP	(35,002)	02/15/2027	SONIA	(30) bps	(30,913)	4,089
JPM	Babcock International Group PLC	GBP	(98,097)	10/15/2026	SONIA	(30) bps	(93,721)	4,376
JPM	Balfour Beatty PLC	GBP	(135,308)	10/15/2026	SONIA	(30) bps	(135,783)	(475)
JPM	Bankers Investment Trust PLC	GBP	(132,708)	10/15/2026	SONIA	(30) bps	(118,887)	13,821
JPM	Barclays PLC	GBP	(19,942)	12/15/2026	SONIA	(30) bps	(20,311)	(369)
JPM	BE Semiconductor Industries NV	EUR	(87,204)	10/15/2026	ESTRON	(30) bps	(85,796)	1,408
JPM	Beazley PLC	GBP	(43,624)	10/15/2026	SONIA	(30) bps	(60,386)	(16,762)
JPM	Bellway PLC	GBP	(170,779)	10/15/2026	SONIA	(30) bps	(169,655)	1,124
JPM	Bloomsbury Publishing PLC	GBP	(106,190)	10/15/2026	SONIA	(30) bps	(108,818)	(2,628)
JPM	Bodycote PLC TRS	GBP	(63,843)	12/15/2026	SONIA	(30) bps	(64,317)	(474)
JPM	Borregaard ASA	NOK	(61,488)	02/15/2027	NIBOR	(35) bps	(60,612)	876
JPM	Breedon Group PLC	GBP	(33,226)	02/15/2027	SONIA	(30) bps	(34,035)	(809)
JPM	BT Group PLC	GBP	(18,180)	10/15/2026	SONIA	(30) bps	(19,284)	(1,104)
JPM	Bytes Technology Group PLC	GBP	(9,894)	10/15/2026	SONIA	(55) bps	(9,049)	845
JPM	Cairn Homes PLC	GBP	(43,797)	10/15/2026	SONIA	(30) bps	(43,992)	(195)
JPM	Central Asia Metals PLC	GBP	(32,493)	10/15/2026	SONIA	(30) bps	(37,841)	(5,348)
JPM	Chemring Group PLC	GBP	(207,765)	10/15/2026	SONIA	(30) bps	(188,654)	19,111

Quarterly Report | January 31, 2026	23

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Clarkson PLC	GBP	(26,292)	10/15/2026	SONIA	(30) bps	$(26,545)	$(253)
JPM	Cohort PLC	GBP	(101,160)	02/15/2027	SONIA	(200) bps	(102,225)	(1,065)
JPM	Computacenter PLC	GBP	(78,660)	10/15/2026	SONIA	(30) bps	(82,789)	(4,129)
JPM	Costain Group PLC	GBP	(39,610)	02/15/2027	SONIA	(30) bps	(43,709)	(4,099)
JPM	Craneware PLC	GBP	(82,743)	02/15/2027	SONIA	(30) bps	(70,206)	12,537
JPM	Cranswick PLC	GBP	(174,280)	10/15/2026	SONIA	(30) bps	(186,703)	(12,423)
JPM	Croda International PLC	GBP	(205,888)	10/15/2026	SONIA	(30) bps	(206,874)	(986)
JPM	CVS Group PLC	GBP	(68,983)	10/15/2026	SONIA	(30) bps	(67,033)	1,950
JPM	Delivery Hero SE	EUR	(14,157)	10/15/2026	ESTRON	(30) bps	(13,232)	925
JPM	DFS Furniture PLC	GBP	(43,335)	02/15/2027	SONIA	(30) bps	(46,651)	(3,316)
JPM	Diploma PLC	GBP	(897,306)	10/15/2026	SONIA	(30) bps	(852,440)	44,866
JPM	DiscoverIE Group PLC	GBP	(124,228)	10/15/2026	SONIA	(30) bps	(132,593)	(8,365)
JPM	DSM-Firmenich AG	EUR	(78,904)	10/15/2026	ESTRON	(30) bps	(78,078)	826
JPM	Dunelm Group PLC	GBP	(104,829)	10/15/2026	SONIA	(30) bps	(83,144)	21,685
JPM	EDP Renovaveis SA	EUR	(64,155)	10/15/2026	ESTRON	(30) bps	(64,256)	(101)
JPM	Elementis PLC	GBP	(54,939)	10/15/2026	SONIA	(30) bps	(52,847)	2,092
JPM	Enav SpA	EUR	(37,164)	10/15/2026	ESTRON	(30) bps	(38,856)	(1,692)
JPM	Enel SpA	EUR	(19,576)	10/15/2026	ESTRON	(30) bps	(19,871)	(295)
JPM	Entain PLC	GBP	(14,126)	10/15/2026	SONIA	(30) bps	(11,772)	2,354
JPM	Eurofins Scientific SE	EUR	(103,401)	10/15/2026	ESTRON	(30) bps	(96,359)	7,042
JPM	Everplay Group PLC	GBP	(56,873)	02/15/2027	SONIA	(30) bps	(56,187)	686
JPM	FBD Holdings PLC	EUR	(7,038)	02/15/2027	ESTRON	(30) bps	(7,239)	(201)
JPM	Ferrovial SE	EUR	(26,236)	10/15/2026	ESTRON	(30) bps	(25,819)	417
JPM	Fevertree Drinks PLC	GBP	(37,779)	10/15/2026	SONIA	(30) bps	(39,080)	(1,301)
JPM	Future PLC	GBP	(48,319)	10/15/2026	SONIA	(30) bps	(49,933)	(1,614)
JPM	Games Workshop Group PLC	GBP	(274,846)	10/15/2026	SONIA	(30) bps	(251,267)	23,579
JPM	Gamma Communications PLC	GBP	(36,802)	10/15/2026	SONIA	(30) bps	(36,481)	321
JPM	GB Group PLC	GBP	(65,424)	10/15/2026	SONIA	(30) bps	(66,252)	(828)
JPM	Geberit AG	CHF	(464,719)	10/15/2026	SARON	(35) bps	(432,447)	32,272
JPM	Genuit Group PLC	GBP	(56,139)	10/15/2026	SONIA	(30) bps	(58,059)	(1,920)
JPM	Genus PLC	GBP	(50,829)	12/15/2026	SONIA	(30) bps	(63,865)	(13,036)
JPM	GlobalData PLC	GBP	(48,856)	10/15/2026	SONIA	(30) bps	(43,888)	4,968
JPM	Grafton Group PLC	GBP	(75,605)	10/15/2026	SONIA	(30) bps	(76,077)	(472)
JPM	Great Portland Estates PLC	GBP	(63,806)	12/15/2026	SONIA	(30) bps	(72,977)	(9,171)
JPM	Greencore Group PLC	GBP	(85,249)	12/15/2026	SONIA	(30) bps	(95,104)	(9,855)
JPM	Halma PLC	GBP	(380,202)	10/15/2026	SONIA	(30) bps	(370,786)	9,416
JPM	Hermes International SCA	EUR	(21,223)	10/15/2026	ESTRON	(30) bps	(19,241)	1,982
JPM	Hill & Smith PLC	GBP	(130,851)	10/15/2026	SONIA	(30) bps	(127,701)	3,150
JPM	Hilton Food Group PLC	GBP	(30,239)	10/15/2026	SONIA	(30) bps	(28,799)	1,440
JPM	HMS Networks AB	SEK	(223,658)	10/15/2026	STIBOR	(35) bps	(227,861)	(4,203)
JPM	Hochschild Mining PLC	GBP	(36,885)	02/15/2027	SONIA	(30) bps	(43,706)	(6,821)
JPM	Hollywood Bowl Group PLC	GBP	(82,544)	10/15/2026	SONIA	(30) bps	(77,320)	5,224
JPM	Hunting PLC	GBP	(48,539)	10/15/2026	SONIA	(30) bps	(53,973)	(5,434)
JPM	IG Group Holdings PLC	GBP	(45,714)	11/16/2026	SONIA	(30) bps	(47,360)	(1,646)
JPM	IMI PLC	GBP	(61,459)	10/15/2026	SONIA	(30) bps	(64,741)	(3,282)
JPM	Inchcape PLC	GBP	(49,830)	11/16/2026	SONIA	(30) bps	(51,829)	(1,999)
JPM	Inficon Holding AG	CHF	(161,053)	10/15/2026	SARON	(35) bps	(186,066)	(25,013)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	IntegraFin Holdings PLC	GBP	(179,641)	10/15/2026	SONIA	(30) bps	$(185,444)	$(5,803)
JPM	International Workplace Group PLC	GBP	(65,032)	12/15/2026	SONIA	(30) bps	(68,642)	(3,610)
JPM	Iren SpA	EUR	(21,175)	10/15/2026	ESTRON	(30) bps	(21,558)	(383)
JPM	Ithaca Energy PLC	GBP	(56,045)	10/15/2026	SONIA	(30) bps	(60,528)	(4,483)
JPM	JET2 PLC	GBP	(54,636)	10/15/2026	SONIA	(30) bps	(51,710)	2,926
JPM	Johnson Service Group PLC	GBP	(27,950)	10/15/2026	SONIA	(30) bps	(29,024)	(1,074)
JPM	JTC PLC	GBP	(77,826)	10/15/2026	SONIA	(30) bps	(78,067)	(241)
JPM	Just Group PLC	GBP	(156,436)	10/15/2026	SONIA	(85) bps	(156,075)	361
JPM	Kering SA	EUR	(16,862)	10/15/2026	ESTRON	(30) bps	(14,403)	2,459
JPM	Kingspan Group PLC	EUR	(74,595)	10/15/2026	ESTRON	(30) bps	(76,843)	(2,248)
JPM	LondonMetric Property PLC	GBP	(74,776)	10/15/2026	SONIA	(30) bps	(76,263)	(1,487)
JPM	Luceco PLC	GBP	(69,405)	10/15/2026	SONIA	(30) bps	(83,842)	(14,437)
JPM	ME Group International PLC	GBP	(37,468)	10/15/2026	SONIA	(30) bps	(36,417)	1,051
JPM	Mears Group PLC	GBP	(29,567)	02/15/2027	SONIA	(30) bps	(30,956)	(1,389)
JPM	Melexis NV	EUR	(128,893)	10/15/2026	ESTRON	(30) bps	(130,427)	(1,534)
JPM	Mitchells & Butlers PLC	GBP	(51,366)	02/15/2027	SONIA	(30) bps	(48,863)	2,503
JPM	Mitie Group PLC	GBP	(101,704)	12/15/2026	SONIA	(30) bps	(102,561)	(857)
JPM	Moncler SpA	EUR	(447,437)	10/15/2026	ESTRON	(30) bps	(411,888)	35,549
JPM	MONY Group PLC	GBP	(60,039)	10/15/2026	SONIA	(30) bps	(59,751)	288
JPM	Moonpig Group PLC	GBP	(68,059)	10/15/2026	SONIA	(30) bps	(70,525)	(2,466)
JPM	Morgan Sindall Group PLC	GBP	(241,798)	10/15/2026	SONIA	(30) bps	(246,294)	(4,496)
JPM	Mortgage Advice Bureau Holdings, Ltd.	GBP	(55,191)	10/15/2026	SONIA	(30) bps	(61,498)	(6,307)
JPM	National Grid PLC	GBP	(82,486)	10/15/2026	SONIA	(30) bps	(88,279)	(5,793)
JPM	Nemetschek SE	EUR	(231,411)	10/15/2026	ESTRON	(30) bps	(190,566)	40,845
JPM	Nibe Industrier AB	SEK	(33,755)	02/15/2027	STIBOR	(35) bps	(31,219)	2,536
JPM	Nordic Semiconductor ASA	NOK	(46,473)	02/15/2027	NIBOR	(35) bps	(43,803)	2,670
JPM	OSB Group PLC	GBP	(100,585)	10/15/2026	SONIA	(30) bps	(99,284)	1,301
JPM	Oxford Instruments PLC	GBP	(144,708)	10/15/2026	SONIA	(30) bps	(165,427)	(20,719)
JPM	Pan African Resources PLC	GBP	(54,667)	02/15/2027	SONIA	(30) bps	(57,816)	(3,149)
JPM	Paragon Banking Group PLC	GBP	(221,659)	10/15/2026	SONIA	(30) bps	(223,929)	(2,270)
JPM	PayPoint PLC	GBP	(45,626)	10/15/2026	SONIA	(30) bps	(52,752)	(7,126)
JPM	Plus500, Ltd.	GBP	(68,152)	11/16/2026	SONIA	(30) bps	(75,179)	(7,027)
JPM	Polar Capital Holdings PLC	GBP	(44,026)	02/15/2027	SONIA	(30) bps	(46,629)	(2,603)
JPM	Pollen Street Group, Ltd.	GBP	(12,903)	02/15/2027	SONIA	(30) bps	(12,875)	28
JPM	Porvair PLC	GBP	(62,488)	10/15/2026	SONIA	(30) bps	(60,772)	1,716
JPM	Premier Foods PLC	GBP	(110,385)	10/15/2026	SONIA	(30) bps	(124,051)	(13,666)
JPM	Prysmian SpA	EUR	(54,409)	10/15/2026	ESTRON	(30) bps	(63,345)	(8,936)
JPM	QinetiQ Group PLC	GBP	(77,616)	10/15/2026	SONIA	(30) bps	(77,461)	155
JPM	Rational AG	EUR	(429,012)	10/15/2026	ESTRON	(30) bps	(429,963)	(951)
JPM	RaySearch Laboratories AB	SEK	(31,787)	02/15/2027	STIBOR	(35) bps	(28,186)	3,601
JPM	Recordati Industria Chimica e Farmaceutica SpA	EUR	(348,241)	10/15/2026	ESTRON	(30) bps	(336,057)	12,184
JPM	Reply SpA	EUR	(127,271)	10/15/2026	ESTRON	(30) bps	(121,441)	5,830
JPM	Rotork PLC	GBP	(84,125)	11/16/2026	SONIA	(30) bps	(88,796)	(4,671)
JPM	RWE AG	EUR	(39,749)	10/15/2026	ESTRON	(30) bps	(44,091)	(4,342)

Quarterly Report | January 31, 2026	25

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments
January 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Sabre Insurance Group PLC	GBP	(23,945)	10/15/2026	SONIA	(30) bps	$(23,835)	$110
JPM	Safestore Holdings PLC	GBP	(73,535)	02/15/2027	SONIA	(30) bps	(79,236)	(5,701)
JPM	Savills PLC	GBP	(33,292)	02/15/2027	SONIA	(30) bps	(35,254)	(1,962)
JPM	Serco Group PLC	GBP	(262,982)	10/15/2026	SONIA	(30) bps	(271,675)	(8,693)
JPM	Serica Energy PLC	GBP	(27,753)	10/15/2026	SONIA	(30) bps	(30,599)	(2,846)
JPM	SGS SA	CHF	(6,288)	10/15/2026	SARON	(35) bps	(6,122)	166
JPM	Siemens Energy AG	EUR	(34,919)	02/15/2027	ESTRON	(30) bps	(38,723)	(3,804)
JPM	SigmaRoc PLC	GBP	(205,863)	10/15/2026	SONIA	(120) bps	(224,379)	(18,516)
JPM	Sirius Real Estate, Ltd.	GBP	(71,936)	10/15/2026	SONIA	(30) bps	(71,283)	653
JPM	Snam SpA	EUR	(24,395)	10/15/2026	ESTRON	(30) bps	(24,694)	(299)
JPM	Softcat PLC	GBP	(68,024)	11/16/2026	SONIA	(30) bps	(66,490)	1,534
JPM	Spirax Group PLC	GBP	(417,650)	10/15/2026	SONIA	(30) bps	(432,534)	(14,884)
JPM	SSE PLC	GBP	(34,935)	10/15/2026	SONIA	(30) bps	(37,615)	(2,680)
JPM	Sword Group	EUR	(13,883)	10/15/2026	ESTRON	(190) bps	(13,585)	298
JPM	TBC Bank Group PLC	GBP	(38,352)	12/15/2026	SONIA	(30) bps	(41,581)	(3,229)
JPM	Telecom Plus PLC	GBP	(175,953)	10/15/2026	SONIA	(30) bps	(172,330)	3,623
JPM	Trainline PLC	GBP	(32,775)	02/15/2027	SONIA	(30) bps	(31,101)	1,674
JPM	Trustpilot Group PLC	GBP	(91,261)	10/15/2026	SONIA	(30) bps	(79,973)	11,288
JPM	Universal Music Group NV	EUR	(327,628)	01/15/2027	ESTRON	(30) bps	(306,438)	21,190
JPM	Veolia Environnement SA	EUR	(123,813)	10/15/2026	ESTRON	(30) bps	(132,349)	(8,536)
JPM	Volution Group PLC	GBP	(107,885)	10/15/2026	SONIA	(30) bps	(107,051)	834
JPM	Wickes Group PLC	GBP	(21,516)	02/15/2027	SONIA	(30) bps	(22,098)	(582)
JPM	Wise PLC	GBP	(87,578)	10/15/2026	SONIA	(30) bps	(100,531)	(12,953)
JPM	XPS Pensions Group PLC	GBP	(183,243)	10/15/2026	SONIA	(30) bps	(188,697)	(5,454)
JPM	YouGov PLC	GBP	(14,211)	10/15/2026	SONIA	(30) bps	(14,007)	204
JPM	Zigup PLC	GBP	(18,720)	02/15/2027	SONIA	(30) bps	(19,121)	(401)
Total Short Position Contracts							$(14,614,379)	$21,016

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.

Saba Capital Income & Opportunities Fund II	Notes to Consolidated Financial Statements
January 31, 2026 (Unaudited)

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of January 31, 2026. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$22,283,244	$-	$22,283,244
Senior Loans	-	25,612,547	-	25,612,547
Convertible Corporate Bonds	-	1,078,094	3,523,777	4,601,871
Mortgage-Backed Security	-	3,558,209	-	3,558,209
Common Stock	30,962,165	47,900	21,016	31,031,081
Closed End Funds	12,746,759	-	-	12,746,759
Investment Trusts	1,271,958	-	-	1,271,958
Preferred Stock	668,443	-	1,208,109	1,876,552
Participation Agreement	-	-	867,898	867,898
Private Funds*	-	-	-	58,145,258
Unit Trust	8,699,916	-	-	8,699,916
Special Purpose Acquisition Companies**	8,161,040	-	8,090,934	16,251,974
Digital Asset Treasury Companies	-	-	638,785	638,785
Warrants**	528,081	-	2,555,586	3,083,667
Rights	37,277	-	-	37,277
Options***	5,556,401	-	-	5,556,401
Money Market Funds	18,587,605	-	-	18,587,605
Total	$87,219,645	$52,579,994	$16,906,105	$214,851,002

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$11,755,938	$-	$11,755,938
Sovereign Debt Obligations	-	96,591,213	-	96,591,213
Common Stock	21,925,073	-	-	21,925,073
Closed End Funds	8,012	-	-	8,012
Exchange Traded Funds	34,306,319	-	-	34,306,319
Preferred Stock	77,866	-	-	77,866
Total	$56,317,270	$108,347,151	$-	$164,664,421

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$2,375,006	$2,375,006
Forward Foreign Currency Contracts	-	543,101	-	543,101
Futures Contracts	401,683	-	-	401,683
Centrally Cleared Credit Default Swaps	-	16,874,551	-	16,874,551
Over the Counter Credit Default Swaps	-	836,510	-	836,510
Total Return Swaps	-	1,220,534	-	1,220,534
Total Assets	$401,683	$19,474,696	$2,375,006	$22,251,385

Liabilities
Forward Foreign Currency Contracts	$-	$519,752	$-	$519,752
Futures Contracts	310,689	-	-	310,689
TBA MBS forward contracts	-	13,730	-	13,730
Centrally Cleared Credit Default Swaps	-	9,138,798	-	9,138,798
Over the Counter Credit Default Swaps	-	398,552	-	398,552
Total Return Swaps	-	1,481,776	-	1,481,776
Total Liabilities	$310,689	$11,552,608	$-	$11,863,297

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
**	The Fund held Level 3 investments that are priced at $0.
***	All options held by the Fund are exchange traded listed options.

Quarterly Report | January 31, 2026	27